Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2024
Straight Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Property and Equipment	The estimated useful lives are as follows:
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fixtures	2 – 4 years